Income from operations - Depreciation and amortization (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Income from operations [Line Items]
Depreciation and amortisation expense		€ 1,261	[1]	€ 1,602	[2]	€ 1,323	[1]
Property, plant and equipment [member]
Income from operations [Line Items]
Depreciation expense	[2]	689		711		630
Computer software [member]
Income from operations [Line Items]
Amortisation expense	[2]	98		117		88
Other intangible assets [member]
Income from operations [Line Items]
Amortisation expense	[2]	290		363		322
Capitalised development expenditure [member]
Income from operations [Line Items]
Amortisation expense	[2]	€ 184		€ 411		€ 284

[1]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
[2]	Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill